CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Proceeds from Convertible Subordinated Notes, Issuance Costs			$ 1,275,000
Proceeds from Issuance of Common Stock and Subscriptions, Issuance Costs			1,619,000
Expense related to vesting of employee stock options	51,000	134,000	180,000
Director and Employee Services
Number of shares issued	84,478	153,796	168,382	78,605
Dollar value of shares issued	88,000	657,000	673,000	375,000
Exercise of Common Stock Warrants
Number of shares issued		35,000	35,000
Dollar value of shares issued		155,000	155,000
Prepaid Services
Number of shares issued		12,000	12,000
Dollar value of shares issued		59,000	59,000
Settlement Agreement
Number of shares issued	9,587	4,062	4,062	20,162
Dollar value of shares issued	10,000	20,000	20,000	75,000
Early Lease Termination
Number of shares issued				31,250
Dollar value of shares issued				125,000
Board Member Services
Number of shares issued				12,500
Dollar value of shares issued				50,000
Prepaid Services and Rent
Number of shares issued				151,302
Dollar value of shares issued				782,000
Vendor services
Number of shares issued	50,000
Dollar value of shares issued	$ 11,000